Expense Example {- Fidelity Flex® Core Bond Fund} - 08.31 Fidelity Flex Core Bond Fund PRO-05 - Fidelity Flex® Core Bond Fund - Fidelity Flex Core Bond Fund-Default	Oct. 30, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none